Convertible Preferred Stock, Redeemable Common Stock and Common Stock - 10Q (Tables)	9 Months Ended
Sep. 30, 2021
Temporary Equity Disclosure [Abstract]
Schedule of Warrants Outstanding
Since inception, the Company has granted warrants to purchase common stock at various dates. At December 31, 2020, the Company had the following warrants outstanding to acquire common stock:

	Outstanding	Exercise price	Expiration dates
Issued in 2016 and 2017	6,431	$4.28	June 2036 to December 2037
Issued in 2018 and 2019	87,716	$4.56	March 2038 to October 2039
Issued in 2019 to Related Party	13,281	$4.56	April 2039
Issued as part of Series A to Related Party	52,680	$7.17	December 2025
	160,108
At September 30, 2021, the Company had the following warrants outstanding to acquire common stock:

	Outstanding	Exercise price	Expiration dates
Issued in 2016 and 2017	6,431	$4.28	June 2036 to December 2037
Issued in 2018 and 2019	87,716	$4.56	March 2038 to October 2039
Issued in 2019 to Related Party	13,281	$4.56	April 2039
Issued as part of Series A to Related Party in 2020	52,680	$7.17	December 2025
Issued as part of the Series A in 2021	208,731	$7.17	February to April 2026
Issued in 2021	111,576	$7.17	August 2026
	480,415